Fair Value Measurements - Summary of Apexigen measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Assets, Fair Value Disclosure	$ 16,668	$ 31,443
Financial liability:
Financial Liabilities Fair Value Disclosure	11	2
Preferred stock warrant liability [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure		2
Derivative Warrant Liabilities [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure	11
Money market funds [Member]
Financial assets:
Assets, Fair Value Disclosure	14,671	18,526
U.S. treasury securities [Member]
Financial assets:
Assets, Fair Value Disclosure	1,997
Commercial paper [Member]
Financial assets:
Assets, Fair Value Disclosure		5,498
Corporate debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		4,512
Government debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		1,503
Asset backed securities [Member]
Financial assets:
Assets, Fair Value Disclosure		1,404
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Assets, Fair Value Disclosure	16,668	18,526
Financial liability:
Financial Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Financial assets:
Assets, Fair Value Disclosure	14,671	18,526
Fair Value, Inputs, Level 1 [Member] | U.S. treasury securities [Member]
Financial assets:
Assets, Fair Value Disclosure	1,997
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Assets, Fair Value Disclosure		12,917
Fair Value, Inputs, Level 2 [Member] | Commercial paper [Member]
Financial assets:
Assets, Fair Value Disclosure		5,498
Fair Value, Inputs, Level 2 [Member] | Corporate debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		4,512
Fair Value, Inputs, Level 2 [Member] | Government debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		1,503
Fair Value, Inputs, Level 2 [Member] | Asset backed securities [Member]
Financial assets:
Assets, Fair Value Disclosure		1,404
Fair Value, Inputs, Level 3 [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure	11	2
Fair Value, Inputs, Level 3 [Member] | Preferred stock warrant liability [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure		$ 2
Fair Value, Inputs, Level 3 [Member] | Derivative Warrant Liabilities [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure	$ 11